Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.0%(1)

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2021-1, Class A, 0.90%, 11/15/26	$50	$ 47,700
Total Asset-Backed Securities (identified cost $49,993)		$ 47,700

Commercial Mortgage-Backed Securities — 2.2%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 428,534
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	652,187
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625	626,474
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,267,214
Total Commercial Mortgage-Backed Securities (identified cost $3,010,691)		$ 2,974,409

Corporate Bonds — 26.1%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.4%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$100	$ 122,180
Dow Chemical Co. (The), 4.375%, 11/15/42	100	104,252
LYB International Finance BV, 5.25%, 7/15/43	100	110,979
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200	204,066
		$ 541,477
Communications — 3.4%
AT&T, Inc.:
4.90%, 6/15/42	$200	$ 216,769
5.375%, 10/15/41	100	115,017
5.45%, 3/1/47	1,000	1,201,395
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	518,989
Comcast Corp.:
2.937%, 11/1/56(2)	98	81,346
4.00%, 3/1/48	50	51,502
4.15%, 10/15/28	100	105,236
Discovery Communications, LLC, 4.125%, 5/15/29	200	202,052
Motorola Solutions, Inc., 2.30%, 11/15/30	250	219,524
NBCUniversal Media, LLC, 4.45%, 1/15/43	123	132,742
T-Mobile USA, Inc., 3.50%, 4/15/25	250	251,911
Security	Principal Amount (000's omitted)	Value
Communications (continued)
Verizon Communications, Inc.:
1.68%, 10/30/30	$340	$ 296,916
2.875%, 11/20/50	150	125,793
Walt Disney Co. (The), 5.40%, 10/1/43	100	121,441
WPP Finance 2010, 3.75%, 9/19/24	1,000	1,011,167
		$ 4,651,800
Consumer, Cyclical — 1.9%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$ 243,504
Cintas Corp. No. 2, 3.25%, 6/1/22	350	350,509
General Motors Co., 5.00%, 4/1/35	1,000	1,019,190
Lowe's Cos., Inc., 3.875%, 9/15/23	100	101,728
Magallanes, Inc., 4.279%, 3/15/32(2)	75	75,427
McDonald's Corp., 3.60%, 7/1/30	300	305,854
Starbucks Corp., 3.75%, 12/1/47	250	237,220
VF Corp., 2.95%, 4/23/30(3)	225	214,390
		$2,547,822
Consumer, Non-cyclical — 4.8%
AbbVie, Inc.:
2.90%, 11/6/22	$200	$201,347
3.20%, 11/21/29	300	296,754
Alcon Finance Corp., 3.00%, 9/23/29(2)	350	335,040
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100	98,682
4.625%, 2/1/44	1,000	1,069,583
Block Financial, LLC, 3.875%, 8/15/30(3)	150	147,571
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25(3)	250	237,090
CVS Health Corp., 4.30%, 3/25/28	110	115,259
CVS Pass-Through Trust, 6.036%, 12/10/28	58	62,600
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	386,035
Gilead Sciences, Inc., 3.70%, 4/1/24	100	101,829
Global Payments, Inc., 2.15%, 1/15/27	200	188,038
Kroger Co. (The):
3.85%, 8/1/23(3)	100	101,533
3.875%, 10/15/46	250	246,484
Laboratory Corp. of America Holdings:
2.95%, 12/1/29	100	96,213
4.00%, 11/1/23	100	101,389
Molson Coors Brewing Co., 5.00%, 5/1/42	100	106,137
Pfizer, Inc., 4.40%, 5/15/44	1,000	1,131,132
Quanta Services, Inc., 2.90%, 10/1/30	200	185,336
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	100	93,387
Sysco Corp., 5.95%, 4/1/30	250	290,357
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	351,191
Triton Container International, Ltd., 2.05%, 4/15/26(2)	300	280,109
Tyson Foods, Inc., 3.95%, 8/15/24	100	102,005
Viatris, Inc., 2.30%, 6/22/27	250	227,964

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Zoetis, Inc., 4.70%, 2/1/43	$100	$ 111,888
		$ 6,664,953
Energy — 3.2%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$ 203,904
Colonial Pipeline Co., 6.58%, 8/28/32(2)	100	119,917
HollyFrontier Corp., 5.875%, 4/1/26	1,000	1,042,026
Shell International Finance BV:
4.125%, 5/11/35	1,350	1,429,700
4.55%, 8/12/43	100	111,552
Texas Eastern Transmission, L.P., 2.80%, 10/15/22(2)	400	401,215
TransCanada PipeLines, Ltd., 4.875%, 1/15/26(3)	1,000	1,052,006
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42(3)	100	102,203
		$4,462,523
Financial — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$184,826
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(4)	500	462,140
4.125%, 1/22/24	300	308,062
4.244% to 4/24/37, 4/24/38(4)	250	261,296
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	1,071,426
Capital One Bank, 3.375%, 2/15/23	200	201,592
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(4)	500	510,120
5.50%, 9/13/25	80	85,494
Discover Financial Services, 3.85%, 11/21/22(3)	200	202,520
Excalibur One 77B, LLC, 1.492%, 1/1/25	11	10,755
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	500	510,447
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(4)	400	370,411
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(4)	300	266,924
3.375%, 5/1/23	700	708,006
MetLife, Inc., 4.875%, 11/13/43	100	113,464
Morgan Stanley:
4.10%, 5/22/23(5)	500	509,278
5.00%, 11/24/25(5)	150	158,261
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	140,551
PNC Bank N.A., 2.70%, 10/22/29	250	240,327
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	1,085,951
Simon Property Group, L.P., 2.65%, 7/15/30(3)	150	141,646
US Bancorp, 3.10%, 4/27/26	250	250,180
Wells Fargo & Co., 3.196% to 6/17/26, 6/17/27(4)	250	246,944
Westpac Banking Corp., 3.35%, 3/8/27(3)	200	201,886
		$8,242,507
Industrial — 3.1%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(4)	$540	$575,100
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Boeing Co. (The):
2.196%, 2/4/26	$300	$ 283,960
3.20%, 3/1/29	150	143,118
4.875%, 5/1/25	100	103,262
5.15%, 5/1/30	100	106,800
Carrier Global Corp., 3.577%, 4/5/50	375	344,406
Cummins, Inc., 4.875%, 10/1/43(3)	100	111,686
Deere & Co., 6.55%, 10/1/28	250	300,947
Flex, Ltd.:
4.75%, 6/15/25	250	258,208
4.875%, 5/12/30	250	261,628
GATX Corp., 3.25%, 9/15/26	400	396,355
Kansas City Southern, 4.70%, 5/1/48	200	221,419
Lennox International, Inc., 1.70%, 8/1/27	300	275,953
Parker-Hannifin Corp., 3.25%, 3/1/27	200	200,289
Raytheon Technologies Corp., 4.50%, 6/1/42	100	110,669
Roper Technologies, Inc., 2.95%, 9/15/29(3)	250	241,254
United Parcel Service, Inc., 6.20%, 1/15/38	250	326,881
		$4,261,935
Technology — 1.9%
Apple, Inc., 3.85%, 5/4/43	$500	$527,418
Broadcom, Inc.:
3.137%, 11/15/35(2)	500	441,543
3.419%, 4/15/33(2)	200	187,032
Dell International, LLC / EMC Corp., 5.30%, 10/1/29	250	272,742
International Business Machines Corp., 3.625%, 2/12/24	100	101,851
Kyndryl Holdings, Inc., 2.70%, 10/15/28(2)(3)	350	303,530
NetApp, Inc., 3.25%, 12/15/22	100	100,324
Oracle Corp.:
2.65%, 7/15/26	150	144,034
3.60%, 4/1/50	400	332,737
VMware, Inc., 2.20%, 8/15/31	200	176,399
		$2,587,610
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$278,359
Duke Energy Corp., 3.15%, 8/15/27	500	495,418
PacifiCorp, 4.10%, 2/1/42(3)	100	101,629
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	1,029,047
		$1,904,453
Total Corporate Bonds (identified cost $35,946,163)		$35,865,080

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.8%

Security	Principal Amount (000's omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45(3)	$500	$ 545,360
Province of Ontario Canada, 2.45%, 6/29/22	400	401,481
Province of Quebec Canada, 2.625%, 2/13/23	75	75,577
Total Sovereign Government Bonds (identified cost $972,621)		$ 1,022,418

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.7%
New York, NY, 3.60%, 8/1/28	$1,000	$ 1,012,560
Total Taxable Municipal Obligations (identified cost $993,481)		$ 1,012,560

U.S. Government Agencies and Instrumentalities — 4.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.25%, 8/24/23	$1,000	$ 974,654
6.75%, 3/15/31	1,300	1,730,331
Federal National Mortgage Association:
0.50%, 4/14/25	1,000	942,929
0.75%, 10/8/27(3)	350	318,775
0.875%, 8/5/30(3)	1,500	1,310,815
2.125%, 4/24/26	300	295,703
Total U.S. Government Agencies and Instrumentalities (identified cost $5,732,114)		$ 5,573,207

U.S. Government Agency Mortgage-Backed Securities — 26.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$7,160	$ 6,678,117
2.50%, with various maturities to 2051	2,836	2,758,844
3.00%, 1/1/43	389	388,791
3.50%, with various maturities to 2048	539	548,757
4.00%, with various maturities to 2048	374	386,081
4.50%, with various maturities to 2044	646	685,424
5.00%, with various maturities to 2040	509	547,248
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
6.00%, with various maturities to 2040	$37	$ 41,268
6.50%, 10/1/37	13	14,467
Federal National Mortgage Association:
1.50%, 9/1/35	620	590,208
1.706%, (12 mo. USD LIBOR + 1.589%), 9/1/38(6)	46	46,802
2.00%, with various maturities to 2051	5,203	4,918,912
2.50%, with various maturities to 2051	3,949	3,829,240
3.00%, with various maturities to 2052	4,652	4,617,265
3.50%, with various maturities to 2049	2,806	2,858,391
4.00%, with various maturities to 2047	1,432	1,486,446
4.50%, with various maturities to 2044	1,124	1,188,993
5.00%, with various maturities to 2034	52	54,465
5.50%, with various maturities to 2038	234	251,970
6.00%, with various maturities to 2038	237	261,310
6.50%, with various maturities to 2036	38	42,306
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,801	2,724,513
3.00%, 3/20/51	422	418,666
4.00%, with various maturities to 2042	640	662,734
4.50%, 7/20/33	60	62,241
5.00%, with various maturities to 2039	251	269,991
5.50%, 7/20/34	32	34,397
6.00%, with various maturities to 2038	167	185,021
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $38,298,864)		$36,552,868

U.S. Treasury Obligations — 37.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 392,363
1.375%, 8/15/50	1,000	770,781
1.875%, 2/15/51	1,150	1,006,295
2.00%, 8/15/51	350	315,875
2.25%, 8/15/49	650	618,871
2.50%, 2/15/45	1,000	974,922
3.00%, 5/15/47	1,000	1,080,762
3.125%, 11/15/41	1,000	1,079,121
3.125%, 8/15/44	1,600	1,731,563
3.125%, 5/15/48	750	838,125
3.75%, 11/15/43	1,045	1,237,039
3.875%, 8/15/40	500	597,656
4.375%, 5/15/41	700	890,258
6.25%, 8/15/23	1,000	1,056,641

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.125%, 2/28/23	$950	$ 937,277
0.125%, 8/15/23	1,500	1,460,889
0.375%, 4/30/25	800	749,250
0.375%, 11/30/25	2,000	1,849,414
0.375%, 1/31/26	1,500	1,382,314
0.375%, 7/31/27	300	269,039
0.50%, 8/31/27	750	675,674
0.625%, 5/15/30	300	261,645
0.625%, 8/15/30	1,000	868,887
0.875%, 11/15/30	250	221,445
1.125%, 2/29/28	500	463,730
1.125%, 2/15/31	1,100	993,523
1.25%, 4/30/28	1,000	931,758
1.25%, 8/15/31	1,300	1,182,086
1.50%, 2/15/30	1,400	1,312,828
1.625%, 11/15/22	2,500	2,505,351
1.625%, 9/30/26	800	770,406
1.75%, 5/15/22	1,600	1,602,844
1.875%, 7/31/22	1,250	1,254,562
1.875%, 7/31/26	1,500	1,461,826
2.00%, 2/15/25	1,500	1,479,287
2.125%, 9/30/24	2,750	2,727,549
2.25%, 11/15/24	2,000	1,987,969
2.25%, 3/31/26	1,000	989,668
2.25%, 2/15/27	2,100	2,078,508
2.25%, 11/15/27	2,000	1,977,422
2.625%, 6/30/23	600	605,109
2.625%, 2/15/29	1,000	1,012,227
2.75%, 11/15/23	1,300	1,311,197
2.75%, 2/15/24	3,000	3,023,731
3.125%, 11/15/28	1,150	1,197,617
Total U.S. Treasury Obligations (identified cost $52,659,710)		$52,135,304

Short-Term Investments — 3.1%
Affiliated Fund — 1.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(7)	1,610,425	$ 1,610,264
Total Affiliated Fund (identified cost $1,610,225)		$ 1,610,264
Securities Lending Collateral — 2.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(8)	2,715,498	$ 2,715,498
Total Securities Lending Collateral (identified cost $2,715,498)		$ 2,715,498
Total Short-Term Investments (identified cost $4,325,723)		$ 4,325,762
Total Investments — 101.5% (identified cost $141,989,360)		$139,509,308
Other Assets, Less Liabilities — (1.5)%		$ (2,064,596)
Net Assets — 100.0%		$137,444,712

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $2,225,159 or 1.6% of the Fund's net assets.
(3)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $3,496,048 and the total market value of the collateral received by the Fund was $3,588,172, comprised of cash of $2,715,498 and U.S. government and/or agencies securities of $872,674.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Represents an investment in an issuer that is deemed to be an affiliate.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at March 31, 2022.
(7)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $2,277,803, which represents 1.7% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Corporate Bonds
Morgan Stanley:
4.10%, 5/22/23	$ 520,950	$ —	$ —	$ —	$(11,680)	$ 509,278	$5,133	$ 500,000
5.00%, 11/24/25	168,074	—	—	—	(9,699)	158,261	1,761	150,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	1,429,356	6,805,783	(6,624,756)	(158)	39	1,610,264	288	1,610,425
Totals				$(158)	$(21,340)	$2,277,803	$7,182
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$47,700	$ —	$47,700
Commercial Mortgage-Backed Securities	—	2,974,409	—	2,974,409
Corporate Bonds	—	35,865,080	—	35,865,080
Sovereign Government Bonds	—	1,022,418	—	1,022,418
Taxable Municipal Obligations	—	1,012,560	—	1,012,560
U.S. Government Agencies and Instrumentalities	—	5,573,207	—	5,573,207
U.S. Government Agency Mortgage-Backed Securities	—	36,552,868	—	36,552,868
U.S. Treasury Obligations	—	52,135,304	—	52,135,304
Short-Term Investments:
Affiliated Fund	—	1,610,264	—	1,610,264
Securities Lending Collateral	2,715,498	—	—	2,715,498
Total Investments	$2,715,498	$136,793,810	$ —	$139,509,308
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.